Consolidated Statement of Cash Flows (Parenthetical) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Components of cash and cash equivalents:
Cash on hand	$ 3	₨ 255	₨ 472	₨ 1,742
Balances with banks
On current account	5,881	446,162	876,916	1,089,764
Fixed deposits with banks	2,452	186,028	758,008	250,000
Credit card collection in hand	2,212	167,837	76,193	23,864
Total cash and cash equivalents	10,548	800,282	1,711,589	1,365,370
Less: Bank overdrafts				(719,141)
Total cash and cash equivalents	$ 10,548	₨ 800,282	₨ 1,711,589	₨ 646,229